FIRST SUNAMERICA LIFE INSURANCE COMPANY

Variable Separate Account

Supplement to the First SunAmerica Advisor Prospectus

Dated May 1, 2002

The one-year DCA fixed account option is not available for investment.

Date: June 18, 2002

Please keep this Supplement with your Prospectus.